REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Large Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Integer		Dec. 31, 2012 Integer
Number of Investments	165		229
Weighted Average Yield	5.44%		4.69%
Weighted Average Coupon	3.65%		3.04%
Weighted Average Maturity (Years)	2 years 10 months 24 days	[1]	4 years	[1]
Individual Bank Loan
Outstanding Face Amount	$ 185,579	[2]
Carrying Value	155,579	[2]
Prior Liens	573,000	[2],[3]
Number of Investments	1	[2]
Weighted Average Yield	24.90%	[2]
Weighted Average Coupon	15.55%	[2]
Weighted Average Maturity (Years)	0 years 7 months 6 days	[2]
Individual B-Note Loan
Outstanding Face Amount	52,169	[4]
Carrying Value	49,236	[4]
Prior Liens	2,013,921	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	12.00%	[4]
Weighted Average Coupon	3.04%	[4]
Weighted Average Maturity (Years)	0 years 9 months 18 days	[4]
Individual Mezzanine Loan
Outstanding Face Amount	36,016	[4]
Carrying Value	34,395	[4]
Prior Liens	742,473	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	7.00%	[4]
Weighted Average Coupon	7.00%	[4]
Weighted Average Maturity (Years)	1 year 3 months 18 days	[4]
Individual Whole Loan
Outstanding Face Amount	29,117	[5]
Carrying Value	29,117	[5]
Prior Liens		[3],[5]
Number of Investments	1	[5]
Weighted Average Yield	3.65%	[5]
Weighted Average Coupon	3.65%	[5]
Weighted Average Maturity (Years)	0 years	[5]
Individual Mezzanine Loan
Outstanding Face Amount	28,939	[4]
Carrying Value	28,939	[4]
Prior Liens	169,933	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	7.00%	[4]
Weighted Average Coupon	8.00%	[4]
Weighted Average Maturity (Years)	0 years 7 months 6 days	[4]
Individual Mezzanine Loan
Outstanding Face Amount	24,581	[4]
Carrying Value	24,581	[4]
Prior Liens	311,649	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	9.00%	[4]
Weighted Average Coupon	9.00%	[4]
Weighted Average Maturity (Years)	3 years 3 months 18 days	[4]
Individual Mezzanine Loan
Outstanding Face Amount	24,500	[4]
Carrying Value	24,500	[4]
Prior Liens	75,000	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	6.00%	[4]
Weighted Average Coupon	8.17%	[4]
Weighted Average Maturity (Years)	0 years 10 months 24 days	[4]
Individual B-Note Loan
Outstanding Face Amount	21,500	[4]
Carrying Value	21,500	[4]
Prior Liens	36,000	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	7.00%	[4]
Weighted Average Coupon	8.48%	[4]
Weighted Average Maturity (Years)	0 years 3 months 18 days	[4]
Individual B-Note Loan
Outstanding Face Amount	22,629	[4]
Carrying Value	18,795	[4]
Prior Liens	128,897	[3],[4]
Number of Investments	1	[4]
Weighted Average Yield	12.00%	[4]
Weighted Average Coupon	7.32%	[4]
Weighted Average Maturity (Years)	5 years	[4]
Individual Mezzanine Loan
Outstanding Face Amount	14,205	[6]
Carrying Value	14,205	[6]
Prior Liens		[3],[6]
Number of Investments	1	[6]
Weighted Average Yield	3.42%	[6]
Weighted Average Coupon	3.31%	[6]
Weighted Average Maturity (Years)	0 years	[6]
Others
Outstanding Face Amount	128,594	[7]
Carrying Value	36,683	[7]
Number of Investments	10	[7]
Weighted Average Yield	7.73%	[7],[8]
Weighted Average Coupon	6.85%	[7],[8]
Weighted Average Maturity (Years)	1 year 4 months 24 days	[7]
Total Large Loans
Outstanding Face Amount	567,829
Carrying Value	$ 437,530
Number of Investments	20
Weighted Average Yield	13.92%
Weighted Average Coupon	9.39%
Weighted Average Maturity (Years)	1 year 1 month 6 days

[1]	The weighted average maturity is based on the timing of expected principal reduction on the assets.
[2]	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015. Following a public offering by the debt issuer in January 2014, Newcastle received cash of $83.3 million, which reduced the face of the loan to $99.4 million.
[3]	Represents face amount of third party liens that are senior to Newcastle's position.
[4]	Interest only payments over life to maturity and balloon principal payment upon maturity.
[5]	Interest only payments over life to maturity with a discounted payoff option prior to April 2014. The borrower repaid the financing and received the discount in January 2014.
[6]	The borrower repaid the financing in January 2014.
[7]	Various terms of payment. This represents $71.0 million, $44.0 million, $13.0 million and $0.6 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the ten loans had a carrying value of less than $13.1 million at December 31, 2013.
[8]	For others, represents weighted average yield and weighted average coupon.